Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 14, 2019
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Solutions
Entity Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 14, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2019
Prospectus Date	rr_ProspectusDate	Jun. 14, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PPTY - U.S. Diversified Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PPTY – U.S. Diversified Real Estate ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The PPTY – U.S. Diversified Real Estate ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the USREX – U.S. Diversified Real Estate Index™ (formerly known as the PPTYX - U.S. Diversified Real Estate Index®) (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	22% of the average value of its portfolio.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	{S|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjcwNzE4MDAwNmVjOTQ1MDNhMmM4MTBkNmM5YzlhZWY0fFRleHRTZWxlY3Rpb246Qjk5NEJDNDM5ODY0RTgxNTU0MDU2QzI0QUE1MUUzNzgM}
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund uses a “passive management” – or indexing – investment approach to track the performance, before fees and expenses, of the Index. The Index was developed in 2017 by Vident Financial, LLC, the Fund’s index provider (the “Index Provider”) and the parent company of the Fund’s investment adviser and sub-adviser, and uses a rules-based methodology to provide diversified exposure to the liquid U.S. real estate market.
USREX – U.S. Diversified Real Estate Index
Construction of the Index begins with the universe of U.S.-listed equity securities with a market capitalization of at least $750 million and meeting certain liquidity thresholds (the “Equity Universe”). Companies in the Equity Universe are then screened to keep only those that derive at least 85% of their income from ownership or management of real property. Companies that meet this criterion are then screened to remove companies that are externally managed or that have a low percentage of their shares directly or indirectly available to the public. The companies remaining after the above screens constitute the Index’s investment universe.
The Index is designed to ensure diversification by property type and by location, while favoring companies with prudent leverage (i.e., the debt-to-enterprise value ratio of real estate investments). Companies in the Index’s investment universe may not be included in the Index due to certain leverage levels. Individual securities are subject to a maximum weighting of 4% at the time of each reconstitution of the Index.
The Index rules assign each company in the Index a classification (each, a “Property Type”) based on the percentage of the company’s assets invested in a particular property type. The Property Types included in the Index and the weight allocated to each Property Type, as of each Index reconstitution date, are as follows:

Residential	19.00%	Hotel	7.50%	Self-Storage	2.00%
Office	17.50%	Health Care	7.50%	Manufactured Home	2.00%
Industrial	14.50%	Data Center	7.50%	Student Housing	0.50%
Retail	14.50%	Diversified	7.50%
Alternative and specialty Property Types not shown above, e.g., infrastructure, casinos, billboards, prisons, are excluded from the Index.
The Index seeks to diversify the geographic exposure of each Property Type by weighting each company within a Property Type based on the value and location of each property owned by such company. For each of the Residential, Office, Industrial, Retail, and Diversified Property Types, the Index calculates a target weight for each of the largest metropolitan areas in the United States based on factors related to population and productivity (each, a “Metro Area”), generally assigning higher target weights to Metro Areas with larger populations and greater productivity. The Index seeks to weight companies in each such Property Type so as to allocate the target weight assigned to each Metro Area, if any.
The Index also establishes target leverage levels by Property Type. Allocations to a company are reduced in proportion to the extent to which such company’s leverage level exceeds the greater of (i) the target leverage level for the applicable Property Type or (ii) the weighted average leverage level for the applicable Property Type.
The Index is reconstituted and rebalanced semi-annually in January and July. To reduce turnover, lower market capitalization and liquidity thresholds apply to companies included in the Index with respect to whether they are removed at the time of a reconstitution.
The Index is expected to be primarily composed of companies that qualify as real estate investment trusts (“REITs”), but may also include real estate companies that are not tax-qualified REITs.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. The investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to generally be concentrated in real estate-related industries.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to generally be concentrated in real estate-related industries.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear. As with any investment, there is a risk you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund—Principal Investment Risks.”

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Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated, and the Index is expected to be concentrated in real estate-related industries. Accordingly, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries. In addition, at times, real estate-related industries may be out of favor and underperform other industries or groups of industries or the market as a whole.

•
Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s net asset value (“NAV”) and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

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Models and Data Risk. The composition of the Index is heavily dependent on a proprietary quantitative model as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.

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New Fund Risk. The Fund is a recently organized, diversified management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

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Passive Investment Risk. The Fund is not actively managed, and the Fund’s adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology.

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Real Estate Investment Risk. The Fund is expected to invest substantially all of its assets in real estate-related companies. Investments in real estate companies involve unique risks. Real estate companies, including REITs, may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in real estate companies include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate, and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Real estate companies are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Because the Fund invests primarily in real estate companies, its performance will be especially sensitive to developments that significantly affect real estate companies.

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Smaller Companies Risk. The equity securities of smaller companies have historically been subject to greater investment risk than securities of larger companies. The prices of equity securities of smaller companies tend to be more volatile and less liquid than the prices of equity securities of larger companies.

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Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on March 26, 2018 and therefore does not have performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.videntfinancialsolutions.com/ppty.aspx
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	The Fund commenced operations on March 26, 2018 and therefore does not have performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.videntfinancialsolutions.com/ppty.aspx
PPTY - U.S. Diversified Real Estate ETF | PPTY - U.S. Diversified Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PPTY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.53%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 665